UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4084

Hawaiian Tax-Free Trust
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York 10017
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2010

Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

Hawaiian Tax-Free Trust
Schedule of Investments
December 31, 2010
(unaudited)

Principal	Security	Moody's/S&P
Amount	Description	Ratings	Value	(a)

Municipal Bonds (98.5%):
General Obligation Bonds (61.9%):

	City and County of Honolulu, Hawaii
$5,000,000	5.000%, 09/01/19 Series F	Aa1/NR***	$5,732,500
5,000,000	5.000%, 09/01/20	Aa1/NR***	5,635,250
3,500,000	5.250%, 09/01/26	Aa1/NR***	3,756,305
3,820,000	5.250%, 09/01/27	Aa1/NR***	4,054,242
7,390,000	5.250%, 09/01/28 Series D	Aa1/NR***	7,756,248
8,585,000	5.250%, 09/01/30	Aa1/NR***	8,910,887
9,105,000	5.250%, 09/01/31	Aa1/NR***	9,372,323

	City and County of Honolulu, Hawaii, FGIC Insured
7,720,000	5.000%, 07/01/21	Aa1/NR***	8,270,050

	City and County of Honolulu, Hawaii, NPFG Insured
8,500,000	5.000%, 07/01/17	Aa1/NR***	9,406,695

	City and County of Honolulu, Hawaii, NPFG FGIC Insured
8,270,000	5.000%, 07/01/21	Aa1/NR***	8,859,238
1,000,000	5.000%, 07/01/22	Aa1/NR***	1,066,090

	City and County of Honolulu, Hawaii Refunding, Series A
7,000,000	5.000%, 04/01/27	Aa1/NR***	7,406,140

	City and County of Honolulu, Hawaii Refunding, Series A
8,105,000	5.000%, 07/01/27	Aa1/NR***	8,547,371

	City and County of Honolulu, Hawaii Refunding, Series B
5,000,000	5.000%, 12/01/30	Aa1/NR***	5,161,500
3,000,000	5.000%, 12/01/33	Aa1/NR***	3,042,000
5,000,000	4.750%, 12/01/35	Aa1/NR***	4,927,950

	City and County of Honolulu, Hawaii Refunding, Series F, NPFG FGIC Insured
1,500,000	5.000%, 07/01/28	Aa1/NR***	1,518,615

	City and County of Honolulu, Hawaii, Series A 1993, FGIC - TCRS Insured, Escrowed to Maturity, Collateral: U.S. Government Securities
5,825,000	6.000%, 01/01/11	#Aaa/NR	5,825,865
920,000	6.000%, 01/01/12	#Aaa/NR	969,947

	City and County of Honolulu, Hawaii
	Series A 1994,
	FGIC Insured, Escrowed to Maturity, Collateral: U.S. Government Securities
3,995,000	5.750%, 04/01/11	#Aaa/NR	4,046,935
775,000	5.750%, 04/01/13	Aaa/NR	859,398

	City and County of Honolulu, Hawaii, Series A 2003, NPFG Insured, Unrefunded Portion
1,115,000	5.250%, 03/01/15	Aa1/NR***	1,200,866
1,775,000	5.250%, 03/01/17	Aa1/NR***	1,899,570
745,000	5.250%, 03/01/18	Aa1/NR***	794,833

	City and County of Honolulu, Hawaii, Series A, AGM Insured
3,000,000	5.000%, 07/01/29	Aa1/AA+	3,073,410

	City and County of Honolulu, Hawaii, Series A, AGM Insured, Prerefunded to 09/01/11 @100, Collateral: U.S. Treasury Obligations & Resolution Funding Corporation
3,500,000	5.375%, 09/01/18	Aa1/AA+	3,612,700
2,000,000	5.125%, 09/01/20	Aa1/AA+	2,061,120

	City and County of Honolulu, Hawaii, Series A, FGIC-TCRS Insured
1,580,000	6.000%, 01/01/12	Aa1/NR	1,665,778
3,025,000	5.750%, 04/01/13	Aa1/NR	3,339,449

	City and County of Honolulu, Hawaii, Series A, NPFG FGIC Insured, Unrefunded Portion
5,000	5.750%, 04/01/11	Aa1/NR	5,064

	City and County of Honolulu, Hawaii, Series A, NPFG Insured
5,000,000	5.000%, 07/01/21	Aa1/NR***	5,384,350
5,000,000	5.000%, 07/01/22	Aa1/NR***	5,275,000
12,000,000	5.000%, 07/01/28	Aa1/NR***	12,231,600

	City and County of Honolulu, Hawaii, Series A, NPFG Insured
7,000,000	5.000%, 07/01/29	Aa1/NR***	7,109,550

	City and County of Honolulu, Hawaii, Series A, NPFG Insured, Prerefunded to 03/01/13 @100, Collateral: U.S. Government Securities
1,885,000	5.250%, 03/01/15	NR/AAA	2,062,605
3,005,000	5.250%, 03/01/17	NR/AAA	3,288,131
1,255,000	5.250%, 03/01/18	NR/AA	1,373,246

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 09/01/11 @100
5,000,000	5.250%, 09/01/22	Aa1/AA+	5,156,900

	City and County of Honolulu, Hawaii, Series A, Refunding
2,000,000	5.250%, 04/01/17	Aa1/NR***	2,341,000
5,000,000	5.000%, 04/01/19	Aa1/NR***	5,736,750
3,930,000	5.000%, 04/01/20	Aa1/NR***	4,469,078

	City and County of Honolulu, Hawaii, Series B,
	FGIC-TCRS Insured, Unrefunded Portion
7,310,000	5.500%, 10/01/11	Aa1/NR	7,584,198

	City and County of Honolulu, Hawaii, Series C, NPFG Insured
6,740,000	5.000%, 07/01/18	Aa1/NR***	7,439,208

	City and County of Honolulu, Hawaii, Series D, AGM Insured
2,595,000	5.000%, 07/01/22	Aa1/AA+	2,737,725

	City and County of Honolulu, Hawaii, Series D, NPFG Insured
3,750,000	5.000%, 07/01/19	Aa1/NR***	4,112,325
6,080,000	5.000%, 07/01/21	Aa1/NR***	6,547,370

	City and County of Honolulu, Hawaii, Series F, NPFG FGIC Insured
1,000,000	5.250%, 07/01/19	Aa1/NR***	1,111,590
5,335,000	5.250%, 07/01/20	Aa1/NR***	5,866,206

	City and County of Honolulu, Hawaii, Water Utility
	Refunding and Improvement, Escrowed
	to Maturity, FGIC Insured, Collateral: U.S. Government Securities
1,125,000	6.000%, 12/01/12	Aa2/NR	1,237,208
1,050,000	6.000%, 12/01/15	Aa2/NR	1,261,071

	County of Hawaii
1,890,000	5.500%, 07/15/22	Aa2/AA-	2,107,785
2,245,000	5.500%, 07/15/23	Aa2/AA-	2,485,058
1,990,000	5.750%, 07/15/24	Aa2/AA-	2,204,880
2,370,000	5.750%, 07/15/25	Aa2/AA-	2,604,962
3,585,000	6.000%, 07/15/27	Aa2/AA-	3,968,487

	County of Hawaii, FGIC Insured, Prerefunded to 07/15/11 @100
1,065,000	5.500%, 07/15/14	Aa2/AA-	1,093,893
1,340,000	5.500%, 07/15/15	Aa2/AA-	1,376,354

	County of Hawaii, NPFG Insured
2,010,000	5.250%, 07/15/21	Aa2/AA-	2,189,131

	County of Hawaii, Series A
1,900,000	5.000%, 07/15/17	Aa2/AA-	2,180,744

	County of Hawaii, Series A
2,870,000	5.000%, 03/01/29	Aa2/AA-	2,967,838
1,085,000	5.000%, 03/01/30	Aa2/AA-	1,117,062

	County of Hawaii,
	Series A, AGM Insured
1,000,000	5.000%, 07/15/16	Aa2/AA+	1,083,900
2,000,000	5.000%, 07/15/17	Aa2/AA+	2,160,540
1,000,000	5.000%, 07/15/18	Aa2/AA+	1,074,610

	County of Hawaii, Series A, CIFG Insured
1,850,000	5.000%, 07/15/20	Aa2/AA-	2,000,905

	County of Hawaii,
	Series A, NPFG FGIC Insured
4,905,000	5.600%, 05/01/11	Aa2/AA-	4,987,355
1,000,000	5.600%, 05/01/12	Aa2/AA-	1,062,720
1,000,000	5.600%, 05/01/13	Aa2/AA-	1,104,100

	County of Hawaii, Series A, FGIC Insured, Prerefunded to 07/15/11 @100 Collateral: State and Local Government Securities
1,465,000	5.500%, 07/15/16	Aa2/AA-	1,504,745
1,025,000	5.125%, 07/15/20	Aa2/AA-	1,050,779

	County of Kauai, Hawaii, 2005-Series A, NPFG FGIC Insured
1,560,000	5.000%, 08/01/16	Aa2/AA	1,752,598
2,010,000	5.000%, 08/01/17	Aa2/AA	2,223,060
2,060,000	5.000%, 08/01/18	Aa2/AA	2,257,822
1,075,000	5.000%, 08/01/19	Aa2/AA	1,161,903

	County of Kauai, Hawaii, NPFG Insured, Prerefunded to 08/01/11 @100, Collateral: State & Local Government Series 100%
140,000	5.625%, 08/01/13	NR/AA	144,218
560,000	5.625%, 08/01/14	NR/AA	576,873
355,000	5.625%, 08/01/17	NR/AA	365,696
345,000	5.625%, 08/01/18	NR/AA	355,395
805,000	5.500%, 08/01/20	NR/AA	828,675

	County of Kauai, Hawaii, NPFG Insured, Unrefunded Portion
985,000	5.625%, 08/01/13	Baa1/AA	1,009,487
1,060,000	5.625%, 08/01/14	Baa1/AA	1,084,868
680,000	5.625%, 08/01/17	Baa1/AA	695,518
655,000	5.625%, 08/01/18	Baa1/AA	669,076
1,555,000	5.500%, 08/01/20	Baa1/AA	1,585,789

	County of Kauai, Hawaii, Series A, NPFG FGIC Insured
1,000,000	5.000%, 08/01/23	Aa2/AA	1,052,050
1,555,000	5.000%, 08/01/24	Aa2/AA	1,626,623
1,500,000	5.000%, 08/01/25	Aa2/AA	1,560,795
1,000,000	5.000%, 08/01/28	Aa2/AA	1,026,660
1,000,000	5.000%, 08/01/29	Aa2/AA	1,022,910

	County of Maui, Hawaii, NPFG Insured
1,250,000	3.800%, 03/01/16	Aa1/AA+	1,339,263
1,105,000	5.000%, 03/01/19	Aa1/AA+	1,196,085

	County of Maui, Hawaii, NPFG FGIC Insured
1,125,000	5.250%, 03/01/18	Aa1/AA+	1,133,651

	County of Maui, Hawaii, 2001 - Series A, NPFG Insured, Partially Prerefunded to 03/01/11 @100, Collateral: U.S. Government Securities
465,000	5.500%, 03/01/18	NR/NR**	468,757

	County of Maui, Hawaii, 2002 - Series A, NPFG Insured, Prerefunded to 03/01/12 @100, Collateral: U.S. Government Securities
1,105,000	5.250%, 03/01/15	NR/AA+	1,164,206
1,205,000	5.250%, 03/01/16	NR/AA+	1,269,564
1,000,000	5.250%, 03/01/18	NR/AA+	1,053,580
1,750,000	5.250%, 03/01/19	NR/AA+	1,843,765
1,000,000	5.000%, 03/01/20	NR/AA+	1,050,700

	County of Maui, Hawaii, Series A, NPFG Insured
1,165,000	4.375%, 07/01/19	Aa1/AA+	1,243,078

	County of Maui, Hawaii, Series A, NPFG Insured, Prerefunded to 03/01/11 @100
535,000	5.500%, 03/01/18	Aa1/AA+	537,675

	County of Maui, Hawaii, Refunding, Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+	4,226,303
4,620,000	4.000%, 06/01/20	Aa1/AA+	4,902,605
2,385,000	4.000%, 06/01/21	Aa1/AA+	2,462,417

	County of Maui, Hawaii, Series B, NPFG FGIC Insured
1,065,000	5.250%, 03/01/11	Aa1/AA+	1,073,108

	County of Maui, Hawaii, Series C, NPFG FGIC Insured Prerefunded to 03/01/11 @100
1,020,000	5.250%, 03/01/16	Aa1/AA+	1,027,844
1,250,000	5.250%, 03/01/20	Aa1/AA+	1,259,613

	State of Hawaii
6,285,000	5.000%, 05/01/19	Aa1/AA	7,127,630

	State of Hawaii, Prerefunded to 08/01/11 @100
3,230,000	5.250%, 08/01/21	Aa1/AA	3,320,375

	State of Hawaii, Prerefunded to 02/01/12 @100
1,050,000	5.500%, 02/01/21	Aa1/AA+	1,106,186

	State of Hawaii, Prerefunded to 05/01/18 @100
715,000	5.000%, 05/01/19	Aa2/NR	835,463

	State of Hawaii, AGM Insured
1,450,000	5.500%, 02/01/21	Aa1/AA+	1,510,335

	State of Hawaii, AMBAC Insured
5,000,000	5.000%, 07/01/16	Aa1/AA	5,638,650

	State of Hawaii, NPFG Insured
3,895,000	5.000%, 08/01/20	Aa1/AA	3,958,411
1,770,000	5.250%, 08/01/21	Aa1/AA	1,800,497

	State of Hawaii, NPFG Insured
5,000,000	5.000%, 10/01/22	Aa1/AA	5,363,800

	State of Hawaii, NPFG FGIC Insured
2,330,000	6.000%, 12/01/12	Aa1/AA	2,556,779

	State of Hawaii, Series BZ, NPFG FGIC Insured
3,700,000	6.000%, 10/01/11	Aa1/AA	3,852,403
3,500,000	6.000%, 10/01/12	Aa1/AA	3,812,340

	State of Hawaii,
	Series CA, NPFG FGIC Insured
2,000,000	5.750%, 01/01/11	Aa1/AA	2,000,284

	State of Hawaii,
	Series CH
1,000,000	4.750%, 11/01/11	Aa1/AA	1,034,570

	State of Hawaii, Series CL, NPFG FGIC Insured
2,305,000	6.000%, 03/01/11	Aa1/AA	2,325,428

	State of Hawaii, Series CM, NPFG FGIC Insured
3,000,000	6.500%, 12/01/15	Aa1/AA	3,630,870

	State of Hawaii , Series CV, Prerefunded to 08/01/11 @100
7,105,000	5.000%, 08/01/20	Aa1/AA	7,293,709

	State of Hawaii , Series CV, NPFG FGIC Insured
1,015,000	5.000%, 08/01/21	Aa1/AA	1,029,890

	State of Hawaii , Series CX, AGM Insured, Prerefunded 02/01/12 @ 100
8,725,000	5.500%, 02/01/13	Aa1/AA+	9,191,875

	State of Hawaii , Series CX, AGM Insured, Unrefunded Balance
3,075,000	5.500%, 02/01/16	Aa1/AA+	3,223,892

	State of Hawaii, Series CZ, Prerefunded to 07/01/12 @100
2,000,000	5.250%, 07/01/15	Aa1/AA+	2,135,160

	State of Hawaii,
	Series CZ, AGM Insured
	Prerefunded to 07/01/12 @100, Collateral: U.S. Government Securities
3,000,000	5.250%, 07/01/17	Aa1/AA+	3,202,740

	State of Hawaii, Series DD, NPFG Insured
5,000,000	5.250%, 05/01/23	Aa1/AA	5,369,400

	State of Hawaii, Series DE, NPFG Insured
16,000,000	5.000%, 10/01/21	Aa1/AA	17,234,720
2,500,000	5.000%, 10/01/24	Aa1/AA	2,660,900

	State of Hawaii, Series DF, AMBAC Insured
3,500,000	5.000%, 07/01/18	Aa1/AA	3,896,095
10,000,000	5.000%, 07/01/22	Aa1/AA	10,842,800
5,000,000	5.000%, 07/01/23	Aa1/AA	5,406,100
10,000,000	5.000%, 07/01/24	Aa1/AA	10,742,700
5,000,000	5.000%, 07/01/25	Aa1/AA	5,341,150

	State of Hawaii, Series DG, AMBAC Insured, Refunding
2,000,000	5.000%, 07/01/17	Aa1/AA	2,236,300

	State of Hawaii, Series DI, AGM Insured
5,000,000	5.000%, 03/01/20	Aa1/AA+	5,459,200
2,750,000	5.000%, 03/01/21	Aa1/AA+	2,979,350
5,000,000	5.000%, 03/01/22	Aa1/AA+	5,372,750

	State of Hawaii, Series DJ, AMBAC Insured
5,000,000	5.000%, 04/01/23	Aa1/AA	5,335,950

	State of Hawaii, Series DJ, AGM-CR AMBAC Insured
5,000,000	5.000%, 04/01/23	Aa1/AA+	5,335,950

	State of Hawaii, Series DK
5,000,000	5.000%, 05/01/12	Aa1/AA	5,279,000

	State of Hawaii, Series DN
1,000,000	5.250%, 08/01/25	Aa1/AA	1,078,910

	State of Hawaii, Series DQ
10,000,000	5.000%, 06/01/23	Aa1/AA	10,796,400

	State of Hawaii, Series DY, Refunding
5,765,000	5.000%, 02/01/20	Aa1/AA	6,547,195

	Total General Obligation Bonds		501,547,685

Revenue Bonds (36.6%):

	Board of Regents, University of Hawaii, University System, Series A, FGIC Insured, Prerefunded to 07/15/12 @100, Collateral: State & Local Government Series 100%
2,000,000	5.500%, 07/15/19	Aa2/A+	2,146,260
2,000,000	5.500%, 07/15/21	Aa2/A+	2,146,260
2,000,000	5.500%, 07/15/22	Aa2/A+	2,146,260
3,000,000	5.500%, 07/15/29	Aa2/A+	3,219,390

	Board of Regents, University of Hawaii, University System, Series B, AGM Insured
1,110,000	5.250%, 10/01/12	Aa3/AA+	1,144,121
1,000,000	5.250%, 10/01/13	Aa3/AA+	1,028,930
1,140,000	5.250%, 10/01/14	Aa3/AA+	1,169,640
1,395,000	5.250%, 10/01/15	Aa3/AA+	1,430,545

	City and County of Honolulu, Hawaii Board of Water Supply & System, AGM Insured, Prerefunded to 07/01/11 @100, Collateral: U.S. Government Securities
1,490,000	5.125%, 07/01/21	Aa2/AA+	1,525,090
5,450,000	5.250%, 07/01/23	Aa2/AA+	5,581,672

	City and County of Honolulu, Hawaii Board of Water Supply Water Systems, NPFG Insured
5,000,000	5.000%, 07/01/26	Aa2/AA	5,224,150

	City and County of Honolulu, Hawaii Board of Water Supply System, Refunding Series A, NPFG Insured
3,075,000	4.500%, 07/01/22	Aa2/AA	3,221,093
4,525,000	4.500%, 07/01/24	Aa2/AA	4,671,520

	City and County of Honolulu, Hawaii Board of Water Supply Water System, AGM Insured, Unrefunded Balance
1,510,000	5.125%, 07/01/21	Aa2/AA+	1,530,687

	City and County of Honolulu, Hawaii Water, NPFG FGIC Insured
2,545,000	4.750%, 07/01/19	Aa2/AA	2,657,973

	City and County of Honolulu, Hawaii, Wastewater System, NPFG Insured
5,000,000	5.000%, 07/01/32	Aa3/AA-	4,967,400

	City and County of Honolulu, Hawaii, Wastewater System, Series A, NPFG FGIC Insured
1,825,000	5.000%, 07/01/22	Aa2/AA	1,909,224

	City and County of Honolulu, Hawaii
	Wastewater System,
	Senior Series, AMBAC Insured
1,810,000	5.500%, 07/01/11	Aa2/NR***	1,854,761

	City and County of Honolulu, Hawaii, Wastewater System, Senior Series A, NPFG FGIC Insured
3,370,000	5.000%, 07/01/18	Aa2/AA	3,648,126
2,000,000	5.000%, 07/01/24	Aa2/AA	2,070,620

	City and County of Honolulu, Hawaii, Wastewater System, First Bond Resolution, Series SR, Prerefunded to 07/01/11 @100, Collateral: State & Local Government Series 100%
1,065,000	5.500%, 07/01/16	Aa2/NR***	1,091,763
3,000,000	5.500%, 07/01/17	Aa2/NR***	3,075,390
2,310,000	5.500%, 07/01/18	Aa2/NR***	2,368,050
2,000,000	5.250%, 07/01/19	Aa2/NR***	2,047,820

	City and County of Honolulu, Hawaii, Wastewater System, First Bond Resolution, Senior Series A, NPFG Insured
1,000,000	5.000%, 07/01/36	Aa2/AA	990,040

	City and County of Honolulu, Hawaii Wastewater System, Second Bond, Junior B-1 Remarket 09/15/06, NPFG Insured
1,340,000	5.000%, 07/01/18	Aa3/AA-	1,470,436
1,935,000	5.000%, 07/01/19	Aa3/AA-	2,094,870
2,035,000	5.000%, 07/01/20	Aa3/AA-	2,175,741

	Hawaii State Department of Budget and Finance, Special Purpose Revenue Linked Certificates (Kapiolani Health Care)
3,180,000	6.400%, 07/01/13	A3/BBB+	3,409,755

	Hawaii State Department of Budget and Finance, Special Purpose Revenue PAC Health, Series B, LOC: Bank of Nova Scotia VRDO*, weekly reset
5,000,000	0.330%, 07/01/33	VMIG1/A-1+	5,000,000

	Hawaii State Department of Budget and Finance, Special Purpose Revenue Refunding Queens Health System, Series A VRDO*, weekly reset
14,350,000	0.420%, 07/01/29	VMIG1/A-1	14,350,000

	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue (Hawaiian
	Electric Company, Inc.), Series A,
	AMBAC Insured
4,965,000	5.500%, 12/01/14	Baa1/BBB-	4,979,001

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company, Inc.), Series A, NPFG Insured
4,125,000	4.950%, 04/01/12	Baa1/BBB	4,241,738

	Hawaii State Department of Budget and Finance of the State of Hawaii Special Purpose Revenue (Hawaiian Electric Company, Inc. and Subsidiaries Projects), Series A-AMT, NPFG Insured
5,700,000	5.650%, 10/01/27	Baa1/BBB	5,421,213

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.) Series B-AMT, AMBAC Insured
1,000,000	5.750%, 12/01/18	Baa1/BBB-	1,002,930

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company, Inc., and Subsidiaries Projects), Series B-AMT, Syncora Guarantee, Inc. Insured
1,000,000	5.000%, 12/01/22	Baa1/BBB	948,320

	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue (Hawaiian
	Electric Company, Inc.), Series
	D-AMT, AMBAC Insured
2,500,000	6.150%, 01/01/20	Baa1/BBB-	2,507,025

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Wilcox Memorial Hospital Projects)
1,145,000	5.350%, 07/01/18	A3/BBB+	1,145,527

	Hawaii State Department of Hawaiian Home Lands
605,000	4.000%, 04/01/11	A1/NR****	607,801
575,000	4.000%, 04/01/12	A1/NR****	586,287
730,000	4.500%, 04/01/14	A1/NR****	767,449
500,000	5.000%, 04/01/15	A1/NR****	537,030
715,000	5.000%, 04/01/17	A1/NR****	762,219
1,000,000	5.500%, 04/01/20	A1/NR****	1,054,050

	Honolulu, Hawaii City & County Wastewater Systems Revenue, 1st Board Resolution-Senior Series A
2,455,000	5.000%, 07/01/21	Aa2/AA	2,680,074
2,800,000	5.000%, 07/01/22	Aa2/AA	3,027,052
3,300,000	5.000%, 07/01/23	Aa2/AA	3,533,079
2,500,000	5.000%, 07/01/24	Aa2/AA	2,654,400

	Honolulu, Hawaii City & County Wastewater Systems Revenue, 2nd Board Resolution Resolution-Junior-Series A
1,155,000	4.000%, 07/01/13	Aa3/AA-	1,219,472
1,000,000	4.000%, 07/01/14	Aa3/AA-	1,063,940
1,000,000	5.000%, 07/01/20	Aa2/AA	1,104,700
1,030,000	5.000%, 07/01/22	Aa3/AA-	1,094,375

	Honolulu, Hawaii City & County Wastewater Systems Revenue, 2nd Board Resolution Resolution-Junior-Series A
7,400,000	4.500%, 07/01/27	Aa3/AA-	7,140,852

	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series G, FGIC Insured
1,000,000	5.250%, 07/01/15	A3/BBB	1,039,430

	Puerto Rico Commonwealth Public
	Finance Corporation Revenue Bonds, Series
	A, Prerefunded to 08/01/11 @100,
	NPFG Insured, Collateral: 38% U.S. Treasury; 62% U.S. Government Securities
5,000,000	5.500%, 08/01/17	Aaa/BBB	5,141,750

	Puerto Rico Electric Power Authority Power Revenue Bonds Series QQ, Syncora Guarantee, Inc. Insured
3,195,000	5.500%, 07/01/16	A3/BBB+	3,558,815

	Puerto Rico Electric Power Authority Power Revenue Series TT
5,000,000	5.000%, 07/01/26	A3/BBB+	4,884,100

	Puerto Rico Electric Power Authority Power Revenue, Refunding Series UU
1,000,000	4.250%, 07/01/13	A3/BBB+	1,051,870

	State of Hawaii Airport System, AMT, NPFG FGIC Insured
7,425,000	5.750%, 07/01/13	A2/A-	7,594,364
4,000,000	5.750%, 07/01/17	A2/A-	4,070,640
11,000,000	5.625%, 07/01/18	A2/A-	11,165,990
6,000,000	5.250%, 07/01/21	A2/A-	6,044,040

	State of Hawaii Airport System, AMT, Second Series, Escrowed to Maturity, NPFG Insured, Collateral: U.S. Government Securities
2,830,000	6.900%, 07/01/12	NR/BBB	2,981,660

	State of Hawaii Airport System, Series A
2,000,000	4.000%, 07/01/20	A2/A-	1,976,660
3,000,000	5.000%, 07/01/22	A2/A-	3,112,440

	State of Hawaii Harbor Capital Improvement Revenue, Series B-AMT, AMBAC Insured
3,000,000	5.500%, 07/01/19	NR/NR**	3,062,670

	State of Hawaii Harbor System Revenue, Series A
16,500,000	5.750%, 07/01/35	A2/A+	16,286,490
3,000,000	5.625%, 07/01/40	A2/A+	2,905,650

	State of Hawaii Harbor System Revenue, Series A, AGM Insured
4,910,000	5.250%, 01/01/25	Aa3/AA+	4,805,319

	State of Hawaii Harbor System Revenue, Series A-AMT
2,415,000	4.750%, 01/01/11	A2/A+	2,415,228

	State of Hawaii Harbor System Revenue, Series A-AMT, AGM Insured
2,000,000	5.250%, 07/01/15	Aa3/AA+	2,151,100
2,215,000	5.250%, 07/01/17	Aa3/AA+	2,345,884

	State of Hawaii Highway Revenue
1,000,000	5.250%, 01/01/17	Aa2/AA+	1,157,500
1,000,000	5.250%, 01/01/18	Aa2/AA+	1,158,660
5,000,000	5.500%, 07/01/18	Aa2/AA+	5,876,800
5,220,000	6.000%, 01/01/23	Aa2/AA+	5,966,251

	State of Hawaii Highway Revenue, Prerefunded to 07/01/11 @100, AGM Insured, Collateral: State & Local Government Series 100%
1,530,000	5.375%, 07/01/14	Aa2/AA+	1,567,516
2,000,000	5.375%, 07/01/20	Aa2/AA+	2,049,040

	State of Hawaii Highway Revenue, Series A, AGM Insured
1,000,000	5.000%, 07/01/20	Aa2/AA+	1,074,710
2,000,000	5.000%, 07/01/22	Aa2/AA+	2,131,320

	State of Hawaii Highway Revenue, Series B, AGM Insured
2,000,000	5.000%, 07/01/16	Aa2/AA+	2,241,760

	State of Hawaii Housing Finance and Development Corporation Single Family Mortgage, Series A-AMT, FNMA Insured
2,380,000	5.300%, 07/01/22	Aaa/AAA	2,389,425
8,170,000	5.400%, 07/01/29	Aaa/AAA	8,170,000
1,430,000	5.750%, 07/01/30	Aaa/AAA	1,406,963
730,000	5.400%, 07/01/30	Aaa/AAA	729,124

	State of Hawaii Housing Finance and Development Corporation Single Family Mortgage,
	Series B, FNMA Insured
4,345,000	5.450%, 07/01/17	Aaa/AAA	4,346,781
5,540,000	5.300%, 07/01/28	Aaa/AAA	5,508,754

	University of Hawaii Revenue
2,725,000	5.500%, 10/01/22	Aa2/A+	3,053,662

	University of Hawaii Revenue, NPFG Insured
5,000,000	5.000%, 07/15/21	Aa2/A+	5,407,850

	University of Hawaii Revenue Refunding, Series A, NPFG Insured
4,840,000	4.500%, 07/15/25	Aa2/A+	4,942,027

	University of Hawaii Revenue, Series A
1,000,000	4.000%, 10/01/18	Aa2/A+	1,067,140

	University of Hawaii Revenue, Series A-2
1,000,000	4.000%, 10/01/14	Aa2/A+	1,079,940
500,000	4.000%, 10/01/15	Aa2/A+	544,275
2,175,000	4.000%, 10/01/17	Aa2/A+	2,346,695
1,000,000	4.000%, 10/01/19	Aa2/A+	1,052,730

	University of Hawaii Revenue, Series B-2
1,500,000	4.000%, 10/01/14	Aa2/A+	1,619,910

	University of Hawaii Revenue, AGM-ICC NPFG Insured
2,000,000	5.000%, 10/01/23	Aa2/AA+	2,133,220

	University of Hawaii, University System Revenue, FGIC Insured, Prerefunded to 07/12/12 @100 Collateral: State and Local Government Securities
1,650,000	5.125%, 07/15/32	Aa2/A+	1,761,276

	Total Revenue Bonds		296,823,550

	Total Investments (cost $781,293,732-note b) - 97.7%		798,371,235
	Other assets less liabilities - 2.3%		12,259,369
	NET ASSETS - 100.0%		$810,630,604

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

** Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

Fitch Ratings:
*** AA **** A

		Percent of
	Portfolio Distribution By Quality Rating	Investments †

	Aaa or #Aaa or VMIG1 or P-1	5.5%
	Prerefunded bonds †† / Escrowed to Maturity bonds	14.5
	Aa of Moody's	67.3
	A of Moody's	9.3
	Baa of Moody's	3.0
	Not rated**	0.4
		100.0%

† Calculated using the Moody's rating unless otherwise noted.

†† Prerefunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
CIFG	CDC IXIS Financial Guaranty
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
ICC	Insured Custody Certificate
LOC	Letter of Credit
NPFG	National Public Finance Guarantee
NR	Not Rated
TCRS	Transferable Custodial Receipts
VRDO	Variable Rate Demand Obligation

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS
December 31, 2010
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $781,293,732 amounted to $17,077,503 which consisted of aggregate gross unrealized appreciation of $22,826,390 and aggregate gross unrealized depreciation of $5,748,887.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	798,371,235
Level 3 – Significant Unobservable Inputs	-
Total	$798,371,235

+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee February 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee February 22, 2011

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer February 22, 2011